Supplement dated July 13, 2016 to the Wilmington Funds (the “Trust”) Prospectus dated August 31, 2015 (the “Prospectus”)

Wilmington Multi-Manager Alternatives Fund

Effective June 30, 2016, Shelton Capital Management (“Shelton”) adopted all the product lines and agreements of Acuity Capital Management LLC (“Acuity”), subadviser to the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, effective at the close of business on June 30, 2016, Acuity ceased to be a sub-advisor to the Fund, and Shelton became a sub-advisor to the Fund. As of July 13, 2016, all references to Acuity and its portfolio management team in the Prospectus are hereby deleted.

Effective July 13, 2016, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 14 of the Prospectus:

INVESTMENT SUB-ADVISORS

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Analytic Investors, LLC (“Analytic”), Highland Capital Healthcare Advisors, L.P. (“HCHA”), Highland Capital Management Fund Advisors, L.P. (“HCMFA”), Parametric Risk Advisers (“Parametric RA”), P/E Global LLC (“PE Global”) and Shelton Capital Management (“Shelton”).

Portfolio Managers	Title	Service Date (with the Fund)
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
Jordan Strauss, CFA	Vice President at WTIA	2015
Dennis Bein, CFA	Chief Investment Officer and Portfolio Manager at Analytic	2015
Harindra de Silva, Ph.D., CFA	President and Portfolio Manager at Analytic	2015
David Krider, CFA	Portfolio Manager at Analytic	2015
Michael Gregory	Portfolio Manager at HCHA	2014
Jonathan Lamensdorf, CFA	Portfolio Manager at HCMFA	2014
Ken Everding	Managing Director and Portfolio Manager at Parametric RA	2012
Jonathan Orseck	Managing Director and Portfolio Manager at Parametric RA	2012
Warren S. Naphtal	Chief Investment Officer at PE Global	2013
J. Richard Zecher, PhD	Strategist and Risk Manager at PE Global	2013
David J. Harris	Portfolio Manager, Partner at Shelton	2012
Howard M. Needle	Managing Director at Shelton	2012

The following paragraph is added to page 92 of the Prospectus under the sub-section entitled “Sub-Advisors”:

Shelton Capital Management (“Shelton”) sub-advises a portion of the Multi-Manager Alternatives Fund. Shelton, located at 1050 17th Street, Suite 1710, Denver, CO 80265, is a registered investment advisor. As of March 31, 2016 Shelton had assets under management of approximately $1.46 billion.

The following amends and replaces information on page 109 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager Alternatives Fund – Joshua A. Savadove, CFA, CAIA and Jordan Strauss, CFA, of WTIA are responsible for the day-to-day-management of the Multi-Manager Alternatives Fund. Dennis Bein, CFA, Harindra de Silva, Ph.D., CFA and David Krider, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to Analytic. Michael Gregory is responsible for the day-to-day management of any portion of the Fund allocated to HCHA. Jonathan Lamensdorf, CFA, is responsible for the day-to-day management of any portion of the Fund allocated to HCMFA. Ken Everding and Jonathan Orseck are responsible for the day-to-day management of any portion of the Fund allocated to Parametric RA. Warren S. Naphtal and J. Richard Zecher, PhD are responsible for the day-to-day management of any portion of the Fund allocated to PE Global. Howard M. Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Shelton.

The biographies for Mr. Harris and Mr. Needle on page 95 and 96 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies” are replaced with the following biographies:

David J. Harris,  Portfolio Manager, Partner, began working at Shelton in 2016. Prior to joining Shelton Mr. Harris worked for Acuity, predecessor to Shelton, for eight years. Prior to joining Acuity Mr. Harris worked at Banc of America Securities, NatWest Securities, Bankers Trust and Salomon Brothers.

Howard Needle,  Managing Director began working at Shelton in 2016. Prior to joining Shelton, Mr. Needle worked at Acuity, predecessor to Shelton, for nine years. Prior to joining Acuity Mr. Needle worked at Greenwich Capital Markets, Banc of America Securities, NatWest Securities, Bankers Trust and Lehman Brothers.

Please keep this Supplement for future reference.

Supplement dated July 13, 2016 to the Wilmington Funds (the “Trust”) Statement of Additional Information

dated August 31, 2015 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund

Effective June 30, 2016, Shelton Capital Management (“Shelton”) adopted all the product lines and agreements of Acuity Capital Management LLC (“Acuity”), subadviser to the Wilmington Multi-Manager Alternatives Fund (the ‘Fund”). Accordingly, effective at the close of business on June 30, 2016, Acuity ceased to be a sub-advisor to the Fund, and Shelton became a sub-advisor to the Fund. As of July 6, 2016, all references to Acuity and its portfolio management team in the SAI are hereby deleted.

Effective July 6, 2016, the information in the SAI with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

The following amends and replaces the information pertaining to the Fund on page 81 of the SAI:

MULTI-MANAGER ALTERNATIVES FUND

Each of Analytic Investors, LLC (“Analytic”), Highland Capital Healthcare Advisors, L.P. (“HCHA”), Highland Capital Management Fund Advisors, L.P. (“HCMFA”), Parametric Risk Advisers (“Parametric RA”), P/E Global LLC (“PE Global”) and Shelton Capital Management (“Shelton”) act as sub-advisors to the Fund.

Analytic is located at 555 West Fifth Street, 50th floor, Los Angeles, California 90013.

HCHA is located at 300 Crescent Court, Suite 700, Dallas, Texas 75201.

HCMFA is located at 200 Crescent Court, Suite 700, Dallas, Texas 75201.

Parametric RA is located at 518 Riverside Avenue, 1st Floor, Westport, CT 06880.

PE Global is located at 75 State Street, 31st Floor, Boston, MA 02109.

Shelton is located at 1050 17th Street, Suite 1710, Denver, CO 80265.

The Fund is directly responsible for paying the following sub-advisors the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-advisor:

SUB-ADVISOR	SUBADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Analytic	0.75% on the first $20 million of assets; 0.70% on the next $80 million of assets; and 0.625% of assets in excess of $100 million
HCHA	1.00%
HCMFA	0.90%
Parametric RA	0.90% on the first $20 million of assets; 0.75% on the next $20 million of assets; 0.60% on the next $20 million of assets; 0.525% on the next $40 million of assets; and 0.45% of assets in excess of $100 million
PE Global	1.00%
Shelton	1.00%

Of the 1.83% management fee disclosed in the Fund’s fee table in the summary prospectus, 0.88% may be allocated to sub-advisers (other than WTIA) that assist in managing the Fund’s assets.

The following information replaces the information related to Mr. Harris and Mr. Needle on pages 96-97 of the SAI:

Acuity Capital Management (Acuity)

OTHER ACCOUNTS MANAGED (AS OF April 30, 2016)

Acuity Corporate Opportunity Partners LP (Hedge Fund)

Sandalwood Opportunity Fund (Subadvised, RIC)

WHV/Acuity Tactical Credit Long/Short Fund (Subadvised, RIC)

*Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
David J. Harris
Registered Investment Companies:	3	$70	0	$0
Other Pooled Investment Vehicles:	2	$62	2	$62
Other Accounts:	0	$0	0	$0
Howard M. Needle
Registered Investment Companies:	3	$70	0	$0
Other Pooled Investment Vehicles:	2	$62	2	$62
Other Accounts:	0	$0	0	$0

MATERIAL CONFLICTS OF INTEREST. There are currently no potential conflicts of interest that may arise in connection with a portfolio manager’s management of the Portfolio Account’s investments and the investment of other accounts.

Shelton does not anticipate there being any conflicts of interest. However, Shelton serves as investment advisor to private funds to which it charges a performance fee, and to which may create a conflict of interest. Shelton has procedures in place in order to analyze performance differences between various accounts. Shelton has a monthly review of all accounts under management to ascertain performance discrepancies and ensure that all accounts are managed in a manner consistent with investment goals and risk parameters.

COMPENSATION (AS OF APRIL 30, 2016). Compensation is comprised of a base salary and a discretionary bonus. Base salary is a pre-determined annual amount, payable monthly but can be adjusted by the Managing Partners. Base salary is based on a mix of individual and overall firm performance. Compensation is not formulaically determined. A discretionary bonus can be paid to all employees and has typically been paid in the first quarter of the subsequent year. Bonuses are determined on a mix of individual and overall performance.

Compensation is adequate to attract and retain high caliber personnel. Cash compensation is paid in addition to equity ownership in the firm. Acuity also offers a voluntary profit-sharing plan for eligible employees.

OWNERSHIP OF SECURITIES (AS OF APRIL 30, 2016). No portfolio manager beneficially owned equity securities in the Fund.

The following amends and replaces the “Addresses” information pertaining to Sub-Advisors to the Fund in the SAI:

Sub-advisors to Wilmington Multi-Manager Alternatives Fund

Analytic Investors, LLC

555 West Fifth Street, 50th floor

Los Angeles, California 90013

Highland Capital Healthcare Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, Texas 75201

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

Parametric Risk Advisors, LLC

274 Riverside Avenue, 1st Floor

Westport, Connecticut 06880

P/E Global LLC

75 State Street, 31st Floor

Boston, Massachusetts 02109

Shelton Capital Management

1050 17th Street, Suite 1710

Denver, Colorado 80265

Please keep this Supplement for future reference.